Financial items (Tables)	12 Months Ended
Dec. 31, 2023
Financial items [Abstract]
Schedule of Finance items

Full year
(in USD million) 2023 2022 2021
Foreign currency exchange gains/(losses) derivative

financial instruments

(1,476) 797 870
Other foreign currency exchange gains/(losses) 2,328 1,291 (823)
Net foreign currency exchange gains/(losses) 852 2,088 47
Dividends received 218 93 39
Interest income financial investments, including

cash and cash equivalents
1,468 398 38
Interest income non-current financial receivables 31 30 26
Interest income other current financial assets and other

financial items
732 701 48
Interest income and other financial income 2,449 1,222 151
Gains/(losses) financial investments 123 (394) (348)
Gains/(losses) other derivative financial instruments 351 (1,745) (708)
Interest expense bonds and bank loans and net

interest on related derivatives
(1,263) (1,029) (896)
Interest expense lease liabilities (132) (90) (93)
Capitalised borrowing costs 468 382 334
Accretion expense asset retirement obligations (538) (449) (453)
Interest expense current financial liabilities and

other financial expense
(195) (192) (114)
Interest expenses and other financial expenses (1,660) (1,379) (1,223)
Net financial items 2,114 (207) (2,080)